LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–83.92%
Aerospace & Defense–0.98%
BWX Technologies, Inc.	9,616	$ 484,358
Hexcel Corp.	8,675	448,671
Howmet Aerospace, Inc.	149,138	4,612,838
Huntington Ingalls Industries, Inc.	2,100	465,150
TransDigm Group, Inc.	2,744	1,440,106
		7,451,123
Air Freight & Logistics–0.07%
Expeditors International of Washington, Inc.	5,800	512,198
		512,198
Airlines–0.24%
†Alaska Air Group, Inc.	24,857	973,152
†Southwest Airlines Co.	28,300	872,772
		1,845,924
Auto Components–0.05%
†Aptiv PLC	4,708	368,213
		368,213
Banks–0.29%
First Republic Bank	4,464	582,775
†SVB Financial Group	4,808	1,614,430
		2,197,205
Beverages–0.31%
†Boston Beer Co., Inc. Class A	991	320,737
Brown-Forman Corp. Class B	17,900	1,191,603
Constellation Brands, Inc. Class A	2,300	528,264
†Monster Beverage Corp.	3,700	321,752
		2,362,356
Biotechnology–1.57%
†Alnylam Pharmaceuticals, Inc.	16,629	3,328,461
†Argenx SE ADR	2,267	800,364
†Ascendis Pharma AS ADR	27,966	2,887,769
†BioMarin Pharmaceutical, Inc.	5,700	483,189
BioNTech SE ADR	3,500	472,080
†Blueprint Medicines Corp.	7,700	507,353
†Exact Sciences Corp.	11,900	386,631
†Genmab AS ADR	16,996	546,081
†Horizon Therapeutics PLC	5,800	358,962
†Incyte Corp.	6,800	453,152
†Karuna Therapeutics, Inc.	2,337	525,661
†Neurocrine Biosciences, Inc.	4,227	448,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Seagen, Inc.	5,096	$ 697,286
		11,895,939
Building Products–0.76%
A O Smith Corp.	7,300	354,634
Allegion PLC	4,500	403,560
†AZEK Co., Inc.	81,663	1,357,239
Fortune Brands Home & Security, Inc.	17,878	959,870
Trane Technologies PLC	13,300	1,925,973
†Trex Co., Inc.	18,100	795,314
		5,796,590
Capital Markets–3.83%
Blue Owl Capital, Inc.	33,000	304,590
Cboe Global Markets, Inc.	4,000	469,480
FactSet Research Systems, Inc.	7,424	2,970,417
MarketAxess Holdings, Inc.	5,450	1,212,571
Morningstar, Inc.	10,248	2,175,855
MSCI, Inc.	28,908	12,193,105
Nasdaq, Inc.	121,599	6,892,231
S&P Global, Inc.	1,766	539,248
Tradeweb Markets, Inc. Class A	40,924	2,308,932
		29,066,429
Chemicals–0.98%
Albemarle Corp.	5,300	1,401,532
CF Industries Holdings, Inc.	18,600	1,790,250
Corteva, Inc.	19,591	1,119,625
Nutrien Ltd.	9,200	767,096
PPG Industries, Inc.	11,530	1,276,256
RPM International, Inc.	13,000	1,083,030
		7,437,789
Commercial Services & Supplies–2.81%
Cintas Corp.	8,400	3,260,796
†Copart, Inc.	67,559	7,188,278
†IAA, Inc.	24,658	785,357
Republic Services, Inc.	12,600	1,714,104
Ritchie Bros Auctioneers, Inc.	7,300	456,104
Rollins, Inc.	11,848	410,889
Waste Connections, Inc.	55,441	7,491,742
		21,307,270
Communications Equipment–0.61%
†Arista Networks, Inc.	30,700	3,465,723
Motorola Solutions, Inc.	5,200	1,164,644
		4,630,367
Construction & Engineering–0.24%
Valmont Industries, Inc.	5,400	1,450,548
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	9,500	$ 383,135
		1,833,683
Construction Materials–1.07%
Vulcan Materials Co.	51,736	8,159,285
		8,159,285
Consumer Finance–0.21%
Discover Financial Services	17,708	1,610,011
		1,610,011
Containers & Packaging–0.50%
Avery Dennison Corp.	6,200	1,008,740
Ball Corp.	45,839	2,214,940
Sealed Air Corp.	12,900	574,179
		3,797,859
Distributors–1.22%
LKQ Corp.	73,509	3,465,950
Pool Corp.	18,220	5,797,786
		9,263,736
Diversified Consumer Services–0.56%
†Bright Horizons Family Solutions, Inc.	66,509	3,834,244
Service Corp. International	7,400	427,276
		4,261,520
Diversified Financial Services–0.29%
Apollo Global Management, Inc.	47,900	2,227,350
		2,227,350
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	5,095	62,261
		62,261
Electrical Equipment–1.65%
AMETEK, Inc.	66,903	7,587,469
†Generac Holdings, Inc.	9,600	1,710,144
Hubbell, Inc.	5,400	1,204,200
Rockwell Automation, Inc.	9,300	2,000,523
		12,502,336
Electronic Equipment, Instruments & Components–1.64%
Amphenol Corp. Class A	59,000	3,950,640
CDW Corp.	17,600	2,747,008
Cognex Corp.	9,500	393,775
†Keysight Technologies, Inc.	10,419	1,639,534
Littelfuse, Inc.	13,566	2,695,428
†Zebra Technologies Corp. Class A	4,000	1,048,040
		12,474,425
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.16%
Halliburton Co.	49,200	$ 1,211,304
		1,211,304
Entertainment–1.27%
Electronic Arts, Inc.	17,523	2,027,587
†Roku, Inc.	4,000	225,600
†Spotify Technology SA	10,100	871,630
†Take-Two Interactive Software, Inc.	48,384	5,273,856
Warner Music Group Corp. Class A	53,349	1,238,230
		9,636,903
Equity Real Estate Investment Trusts–2.66%
Alexandria Real Estate Equities, Inc.	3,300	462,627
CubeSmart	64,600	2,587,876
Equity LifeStyle Properties, Inc.	23,400	1,470,456
Extra Space Storage, Inc.	35,636	6,154,694
Rexford Industrial Realty, Inc.	7,800	405,600
SBA Communications Corp.	26,348	7,499,958
Simon Property Group, Inc.	18,200	1,633,450
		20,214,661
Food & Staples Retailing–0.36%
†BJ's Wholesale Club Holdings, Inc.	32,100	2,337,201
Casey's General Stores, Inc.	2,020	409,090
		2,746,291
Food Products–0.47%
†Darling Ingredients, Inc.	20,700	1,369,305
Hershey Co.	7,300	1,609,431
McCormick & Co., Inc.	3,600	256,572
Tyson Foods, Inc. Class A	5,522	364,065
		3,599,373
Health Care Equipment & Supplies–4.11%
†ABIOMED, Inc.	5,400	1,326,564
†Align Technology, Inc.	7,757	1,606,552
Cooper Cos., Inc.	1,361	359,168
†Dexcom, Inc.	50,000	4,027,000
†Envista Holdings Corp.	139,053	4,562,329
†IDEXX Laboratories, Inc.	9,815	3,197,727
†Insulet Corp.	11,900	2,729,860
†Lantheus Holdings, Inc.	5,000	351,650
†Novocure Ltd.	6,900	524,262
†Penumbra, Inc.	4,100	777,360
†QuidelOrtho Corp.	4,000	285,920
ResMed, Inc.	14,400	3,143,520
†Shockwave Medical, Inc.	2,500	695,175
STERIS PLC	44,599	7,415,922

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	1,196	$ 240,946
		31,243,955
Health Care Providers & Services–1.63%
†Acadia Healthcare Co., Inc.	9,983	780,471
†Amedisys, Inc.	3,800	367,802
†Centene Corp.	7,732	601,627
†Guardant Health, Inc.	15,467	832,589
†Henry Schein, Inc.	41,280	2,714,985
McKesson Corp.	14,695	4,994,390
†Molina Healthcare, Inc.	6,350	2,094,484
		12,386,348
Health Care Technology–0.46%
†Veeva Systems, Inc. Class A	21,188	3,493,477
		3,493,477
Hotels, Restaurants & Leisure–4.01%
†Caesars Entertainment, Inc.	20,300	654,878
†Chipotle Mexican Grill, Inc.	6,190	9,302,084
Darden Restaurants, Inc.	6,000	757,920
Domino's Pizza, Inc.	12,531	3,887,116
†DraftKings, Inc. Class A	20,300	307,342
Hilton Worldwide Holdings, Inc.	36,700	4,426,754
†Hyatt Hotels Corp. Class A	41,002	3,319,522
MGM Resorts International	70,044	2,081,708
Papa John's International, Inc.	7,498	524,935
Red Rock Resorts, Inc. Class A	69,523	2,381,858
Restaurant Brands International, Inc.	15,923	846,785
Vail Resorts, Inc.	3,300	711,612
†Wynn Resorts Ltd.	7,600	479,028
Yum! Brands, Inc.	7,600	808,184
		30,489,726
Household Durables–0.25%
†NVR, Inc.	472	1,881,902
		1,881,902
Household Products–0.42%
Church & Dwight Co., Inc.	44,154	3,154,362
		3,154,362
Independent Power and Renewable Electricity Producers–0.13%
Vistra Corp.	45,300	951,300
		951,300
Insurance–2.03%
Arthur J Gallagher & Co.	70,177	12,015,706
Assurant, Inc.	2,100	305,067
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	43,749	$ 2,709,813
†Ryan Specialty Holdings, Inc.	9,700	394,014
		15,424,600
Interactive Media & Services–0.98%
†Bumble, Inc. Class A	40,210	864,113
†IAC, Inc.	16,957	939,079
†Match Group, Inc.	96,968	4,630,222
†Pinterest, Inc. Class A	14,000	326,200
†ZoomInfo Technologies, Inc.	15,508	646,063
		7,405,677
Internet & Direct Marketing Retail–0.11%
†Chewy, Inc. Class A	9,896	304,005
†Etsy, Inc.	4,100	410,533
†Wayfair, Inc. Class A	4,500	146,475
		861,013
IT Services–3.31%
Broadridge Financial Solutions, Inc.	12,300	1,775,136
†Endava PLC ADR	19,365	1,561,400
†EPAM Systems, Inc.	5,600	2,028,264
†Euronet Worldwide, Inc.	5,000	378,800
†FleetCor Technologies, Inc.	10,480	1,846,261
†Gartner, Inc.	26,822	7,421,379
Genpact Ltd.	11,400	498,978
†Globant SA	5,400	1,010,232
†GoDaddy, Inc. Class A	6,800	481,984
†MongoDB, Inc.	7,900	1,568,624
Paychex, Inc.	30,700	3,444,847
†Shopify, Inc. Class A	11,100	299,034
†Snowflake, Inc. Class A	2,400	407,904
SS&C Technologies Holdings, Inc.	9,305	444,314
†Thoughtworks Holding, Inc.	97,140	1,018,999
†Twilio, Inc. Class A	1,400	96,796
†VeriSign, Inc.	2,100	364,770
†WEX, Inc.	4,100	520,454
		25,168,176
Leisure Products–0.13%
†Mattel, Inc.	52,400	992,456
		992,456
Life Sciences Tools & Services–6.37%
Agilent Technologies, Inc.	61,129	7,430,230
†Avantor, Inc.	64,043	1,255,243
†Bio-Rad Laboratories, Inc. Class A	2,600	1,084,564
Bio-Techne Corp.	11,211	3,183,924
Bruker Corp.	76,512	4,059,727

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Charles River Laboratories International, Inc.	9,364	$ 1,842,835
†ICON PLC	29,072	5,342,852
†IQVIA Holdings, Inc.	5,800	1,050,612
†Maravai LifeSciences Holdings, Inc. Class A	85,090	2,172,348
†Mettler-Toledo International, Inc.	4,367	4,734,352
PerkinElmer, Inc.	62,125	7,475,501
†Repligen Corp.	12,746	2,384,904
†Waters Corp.	10,342	2,787,479
West Pharmaceutical Services, Inc.	14,420	3,548,474
		48,353,045
Machinery–1.28%
Graco, Inc.	5,600	335,720
IDEX Corp.	28,081	5,611,988
†Middleby Corp.	6,179	791,962
Otis Worldwide Corp.	9,500	606,100
PACCAR, Inc.	7,200	602,568
Toro Co.	5,600	484,288
Westinghouse Air Brake Technologies Corp.	15,585	1,267,840
		9,700,466
Media–0.72%
Cable One, Inc.	480	409,464
Fox Corp. Class B	45,500	1,296,750
Omnicom Group, Inc.	15,700	990,513
†Trade Desk, Inc. Class A	45,780	2,735,355
		5,432,082
Metals & Mining–0.14%
Steel Dynamics, Inc.	15,100	1,071,345
		1,071,345
Multiline Retail–0.12%
†Dollar Tree, Inc.	3,800	517,180
†Ollie's Bargain Outlet Holdings, Inc.	8,000	412,800
		929,980
Oil, Gas & Consumable Fuels–2.67%
APA Corp.	9,000	307,710
Cheniere Energy, Inc.	16,800	2,787,288
Chesapeake Energy Corp.	25,918	2,441,735
Continental Resources, Inc.	13,330	890,577
Coterra Energy, Inc.	40,600	1,060,472
Devon Energy Corp.	53,400	3,210,942
Diamondback Energy, Inc.	24,132	2,906,940
Hess Corp.	17,027	1,855,773
Pioneer Natural Resources Co.	11,300	2,446,789
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
=†πVenture Global LNG, Inc. Series B	12	$ 177,543
=†πVenture Global LNG, Inc. Series C	149	2,204,491
		20,290,260
Pharmaceuticals–0.22%
†Catalent, Inc.	12,513	905,441
†Elanco Animal Health, Inc.	22,134	274,683
Royalty Pharma PLC Class A	12,755	512,496
		1,692,620
Professional Services–4.86%
Booz Allen Hamilton Holding Corp.	7,081	653,930
†Clarivate PLC	182,333	1,712,107
†CoStar Group, Inc.	94,899	6,609,715
Dun & Bradstreet Holdings, Inc.	196,277	2,431,872
Equifax, Inc.	31,684	5,431,588
†FTI Consulting, Inc.	4,700	778,837
Leidos Holdings, Inc.	5,600	489,832
TransUnion	62,497	3,717,947
†Upwork, Inc.	13,800	187,956
Verisk Analytics, Inc.	55,998	9,549,339
Wolters Kluwer NV	55,032	5,358,665
		36,921,788
Real Estate Management & Development–0.01%
eXp World Holdings, Inc.	9,800	109,858
		109,858
Road & Rail–0.75%
Canadian Pacific Railway Ltd.	8,220	548,439
JB Hunt Transport Services, Inc.	10,777	1,685,738
Landstar System, Inc.	3,400	490,858
Old Dominion Freight Line, Inc.	11,800	2,935,486
		5,660,521
Semiconductors & Semiconductor Equipment–4.63%
ASM International NV	9,514	2,130,252
†Enphase Energy, Inc.	19,323	5,361,553
Entegris, Inc.	81,148	6,736,907
KLA Corp.	2,709	819,825
†Lattice Semiconductor Corp.	13,700	674,177
Marvell Technology, Inc.	14,195	609,107
Microchip Technology, Inc.	56,388	3,441,360
MKS Instruments, Inc.	4,000	330,560
Monolithic Power Systems, Inc.	29,276	10,638,898

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	34,400	$ 2,144,152
†Silicon Laboratories, Inc.	3,400	419,696
Skyworks Solutions, Inc.	5,200	443,404
†Synaptics, Inc.	1,800	178,218
Teradyne, Inc.	16,800	1,262,520
		35,190,629
Software–12.85%
†ANSYS, Inc.	5,100	1,130,670
†AppLovin Corp. Class A	14,100	274,809
†Aspen Technology, Inc.	3,667	873,480
†Autodesk, Inc.	13,805	2,578,774
Bentley Systems, Inc. Class B	9,844	301,128
†Bill.com Holdings, Inc.	5,920	783,631
†Black Knight, Inc.	83,654	5,414,924
†Cadence Design Systems, Inc.	98,066	16,026,926
=†πCanva, Inc.	218	208,179
†CCC Intelligent Solutions Holdings, Inc.	105,903	963,717
†Ceridian HCM Holding, Inc.	10,841	605,795
†Confluent, Inc. Class A	12,712	302,164
Constellation Software, Inc.	3,101	4,314,910
†Coupa Software, Inc.	6,738	396,194
†Crowdstrike Holdings, Inc. Class A	24,771	4,082,509
=†πDatabricks, Inc.	10,218	624,831
†Datadog, Inc. Class A	32,644	2,898,134
†Descartes Systems Group, Inc.	5,900	374,827
†DocuSign, Inc.	5,888	314,831
†DoubleVerify Holdings, Inc.	16,448	449,853
†Dynatrace, Inc.	11,812	411,176
†Fair Isaac Corp.	4,100	1,689,241
†Five9, Inc.	8,302	622,484
†Fortinet, Inc.	84,125	4,133,061
†Gitlab, Inc. Class A	8,883	454,987
†HubSpot, Inc.	5,460	1,474,855
†Informatica, Inc. Class A	24,500	491,715
†Manhattan Associates, Inc.	8,700	1,157,361
†nCino, Inc.	15,161	517,142
†Nice Ltd. Sponsored ADR	27,084	5,098,292
†Palo Alto Networks, Inc.	14,700	2,407,713
†Paycom Software, Inc.	7,400	2,441,926
†Paycor HCM, Inc.	15,900	470,004
†Paylocity Holding Corp.	28,033	6,772,212
†Procore Technologies, Inc.	5,159	255,267
†PTC, Inc.	13,497	1,411,786
†Qualtrics International, Inc. Class A	22,364	227,666
†RingCentral, Inc. Class A	9,400	375,624
†SentinelOne, Inc. Class A	16,247	415,273
†ServiceNow, Inc.	8,376	3,162,861
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
=†πSNYK Ltd.	23,071	$ 262,317
†Synopsys, Inc.	34,209	10,451,192
=†πTanium, Inc. Class B	9,649	74,201
†Topicus.com, Inc.	5,870	282,250
†Tyler Technologies, Inc.	18,152	6,307,820
†Workiva, Inc.	5,200	404,560
†Zscaler, Inc.	17,600	2,892,912
		97,586,184
Specialty Retail–4.87%
†AutoZone, Inc.	1,890	4,048,248
†Burlington Stores, Inc.	12,976	1,451,884
†CarMax, Inc.	3,932	259,591
†Carvana Co.	4,400	89,320
†Five Below, Inc.	25,473	3,506,868
†Floor & Decor Holdings, Inc. Class A	10,734	754,171
†O'Reilly Automotive, Inc.	13,640	9,593,694
†RH	1,800	442,926
Ross Stores, Inc.	9,100	766,857
Tractor Supply Co.	36,486	6,782,018
†Ulta Beauty, Inc.	20,968	8,412,152
Williams-Sonoma, Inc.	7,712	908,859
		37,016,588
Technology Hardware, Storage & Peripherals–0.05%
†Pure Storage, Inc. Class A	12,700	347,599
		347,599
Textiles, Apparel & Luxury Goods–0.98%
†Lululemon Athletica, Inc.	25,475	7,121,791
†Skechers USA, Inc. Class A	8,900	282,308
		7,404,099
Trading Companies & Distributors–1.02%
Fastenal Co.	69,900	3,218,196
Ferguson PLC	3,800	391,134
†SiteOne Landscape Supply, Inc.	8,400	874,776
†United Rentals, Inc.	6,500	1,755,780
Watsco, Inc.	5,700	1,467,522
		7,707,408
Total Common Stock (Cost $509,817,415)		637,339,865
CONVERTIBLE PREFERRED STOCKS–0.46%
=†πCanva, Inc. Series A	13	12,414
=†πCaris Life Sciences, Inc. Series D	39,051	256,956
=†πDatabricks, Inc. Series F	23,328	1,426,507
=†πDatabricks, Inc. Series G	2,475	151,346
=†πDatabricks, Inc. Series H	5,901	360,846
=†πDatarobot, Inc. Series G	15,766	82,772

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πRappi, Inc. Series E	9,859	$ 508,034
=†πSNYK Ltd. Series F	38,452	437,199
=†πSocure, Inc. Series A	6,193	75,679
=†πSocure, Inc. Series A-1	5,083	62,114
=†πSocure, Inc. Series B	92	1,124
=†πSocure, Inc. Series E	11,781	143,964
Total Convertible Preferred Stocks (Cost $3,196,347)		3,518,955

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–12.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	92,342,196	$ 92,342,196
Total Money Market Fund (Cost $92,342,196)		92,342,196

TOTAL INVESTMENTS–96.54% (Cost $605,355,958)	733,201,016
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.46%	26,306,911
NET ASSETS APPLICABLE TO 48,525,940 SHARES OUTSTANDING–100.00%	$759,507,927

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $7,132,778, which represented 0.94% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$208,179
Canva, Inc. Series A	11/4/2021	22,162	12,414
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	256,956
Databricks, Inc.	7/24/2020	163,573	624,831
Databricks, Inc. Series F	10/22/2019	333,967	1,426,507
Databricks, Inc. Series G	2/1/2021	146,328	151,346
Databricks, Inc. Series H	8/31/2021	433,630	360,846
Datarobot, Inc. Series G	6/11/2021	431,364	82,772
Rappi, Inc. Series E	9/8/2020	589,036	508,034
SNYK Ltd.	9/3/2021	330,942	262,317
SNYK Ltd. Series F	9/3/2021	551,575	437,199
Socure, Inc.	12/22/2021	81,869	62,261
Socure, Inc. Series A	12/22/2021	99,513	75,679
Socure, Inc. Series A-1	12/22/2021	81,677	62,114
Socure, Inc. Series B	12/22/2021	1,478	1,124
Socure, Inc. Series E	10/27/2021	189,304	143,964
Tanium, Inc. Class B	9/24/2020	109,952	74,201
Venture Global LNG, Inc. Series B	3/8/2018	36,240	177,543
Venture Global LNG, Inc. Series C	10/16/2017	554,369	2,204,491
Total		$4,844,882	$7,132,778
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(27)	British Pound	$(1,886,794)	$(1,933,923)	12/19/22	$47,129	$—
(25)	Euro	(3,081,719)	(3,133,709)	12/19/22	51,990	—
(26)	Japanese Yen	(2,263,138)	(2,287,885)	12/19/22	24,747	—
					123,866	—
Equity Contracts:
(330)	E-mini Russell 2000 Index	(27,551,700)	(27,883,045)	12/16/22	331,345	—
(527)	E-mini S&P 500 Index	(94,899,525)	(103,385,897)	12/16/22	8,486,372	—
(579)	E-mini S&P MidCap 400 Index	(127,854,780)	(138,117,227)	12/16/22	10,262,447	—
(97)	Euro STOXX 50 Index	(3,151,400)	(3,351,383)	12/16/22	199,983	—
(25)	FTSE 100 Index	(1,930,096)	(2,025,099)	12/16/22	95,003	—
(12)	Nikkei 225 Index (OSE)	(2,150,763)	(2,276,048)	12/8/22	125,285	—
					19,500,435	—
Total Futures Contracts					$19,624,301	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,451,123	$—	$—	$7,451,123
Air Freight & Logistics	512,198	—	—	512,198
Airlines	1,845,924	—	—	1,845,924
Auto Components	368,213	—	—	368,213
Banks	2,197,205	—	—	2,197,205
Beverages	2,362,356	—	—	2,362,356
Biotechnology	11,895,939	—	—	11,895,939
Building Products	5,796,590	—	—	5,796,590
Capital Markets	29,066,429	—	—	29,066,429
Chemicals	7,437,789	—	—	7,437,789
Commercial Services & Supplies	21,307,270	—	—	21,307,270
Communications Equipment	4,630,367	—	—	4,630,367
Construction & Engineering	1,833,683	—	—	1,833,683
Construction Materials	8,159,285	—	—	8,159,285
Consumer Finance	1,610,011	—	—	1,610,011
Containers & Packaging	3,797,859	—	—	3,797,859
Distributors	9,263,736	—	—	9,263,736
Diversified Consumer Services	4,261,520	—	—	4,261,520
Diversified Financial Services	2,227,350	—	—	2,227,350
Diversified Telecommunication Services	—	—	62,261	62,261
Electrical Equipment	12,502,336	—	—	12,502,336
Electronic Equipment, Instruments & Components	12,474,425	—	—	12,474,425
Energy Equipment & Services	1,211,304	—	—	1,211,304
Entertainment	9,636,903	—	—	9,636,903
Equity Real Estate Investment Trusts	20,214,661	—	—	20,214,661
Food & Staples Retailing	2,746,291	—	—	2,746,291
Food Products	3,599,373	—	—	3,599,373
Health Care Equipment & Supplies	31,243,955	—	—	31,243,955
Health Care Providers & Services	12,386,348	—	—	12,386,348
Health Care Technology	3,493,477	—	—	3,493,477
Hotels, Restaurants & Leisure	30,489,726	—	—	30,489,726
Household Durables	1,881,902	—	—	1,881,902
Household Products	3,154,362	—	—	3,154,362
Independent Power and Renewable Electricity Producers	951,300	—	—	951,300
Insurance	15,424,600	—	—	15,424,600
Interactive Media & Services	7,405,677	—	—	7,405,677
Internet & Direct Marketing Retail	861,013	—	—	861,013
IT Services	25,168,176	—	—	25,168,176
Leisure Products	992,456	—	—	992,456
Life Sciences Tools & Services	48,353,045	—	—	48,353,045
Machinery	9,700,466	—	—	9,700,466
Media	5,432,082	—	—	5,432,082
Metals & Mining	1,071,345	—	—	1,071,345
Multiline Retail	929,980	—	—	929,980
Oil, Gas & Consumable Fuels	17,908,226	—	2,382,034	20,290,260
Pharmaceuticals	1,692,620	—	—	1,692,620
Professional Services	31,563,123	5,358,665	—	36,921,788
Real Estate Management & Development	109,858	—	—	109,858
Road & Rail	5,660,521	—	—	5,660,521
Semiconductors & Semiconductor Equipment	33,060,377	2,130,252	—	35,190,629
Software	96,416,656	—	1,169,528	97,586,184
Specialty Retail	37,016,588	—	—	37,016,588
Technology Hardware, Storage & Peripherals	347,599	—	—	347,599
Textiles, Apparel & Luxury Goods	7,404,099	—	—	7,404,099
Trading Companies & Distributors	7,707,408	—	—	7,707,408
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Convertible Preferred Stocks	$—	$—	$3,518,955	$3,518,955
Money Market Fund	92,342,196	—	—	92,342,196
Total Investments	$718,579,321	$7,488,917	$7,132,778	$733,201,016
Derivatives:

Assets:
Futures Contracts	$19,624,301	$—	$—	$19,624,301
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund–10